INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Tables)	12 Months Ended
Mar. 31, 2017
Investments In Operating Partnerships [Abstract]
Schedule Of Number Of Operating Partnerships [Table Text Block]
The number of operating limited partnerships in which the Fund has limited partnership interests at March 31, 2017 and 2016 by series are as follows:

	2017	2015

Series 47	14	15
Series 48	10	11
Series 49	24	24

	48	50

Schedule Of Number Of Operating Partnerships Disposed [Table Text Block]
A summary of the dispositions by Series for March 31, 2017 is as follows:

	Operating	Sale of Underlying
	Partnership Interest	Operating	Partnership Proceeds	Gain/(Loss) on
	Transferred	Partnership	from Disposition	Disposition

Series 47	-	1	$-	$-
Series 48	-	1	-	-
Series 49	-	-	-	-

	-	2	$-	$-

Schedule Of Contribution Payable To Operating Limited Partnerships [Table Text Block]
These contributions are payable in installments over several years upon each operating limited partnership achieving specified levels of construction and/or operations. At March 31, 2017 and 2016, contributions are payable to operating limited partnerships as follows:

	2017	2016

Series 47	$-	$-
Series 48	-	-
Series 49	101	101

	$101	$101

Schedule Of Fund Investment In Operating Partnerships [Table Text Block]
The fund’s investments in operating limited partnerships at March 31, 2017 are summarized as follows:

	Total	Series 47	Series 48	Series 49

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$84,142,212	$23,784,467	$15,066,148	$45,291,597

Cumulative distributions from operating limited partnerships	(768,784)	(250,010)	(225,810)	(292,964)

Cumulative impairment loss in investments in operating limited partnerships	(49,980,719)	(14,606,765)	(8,894,814)	(26,479,140)

Cumulative losses from operating limited partnerships	(32,875,240)	(8,927,692)	(5,945,524)	(18,002,024)

Investments in operating limited partnerships per balance sheets	517,469	-	-	517,469

	Total	Series 47	Series 48	Series 49

The fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(384,817)	-	-	(384,817)

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(12,018,259)	(2,898,636)	(841,002)	(8,278,621)

The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	333,626	-	-	333,626

Cumulative impairment loss in investments in operating limited partnerships	49,980,719	14,606,765	8,894,814	26,479,140

Other	619,368	(86,527)	(66,472)	772,367

Equity per operating limited partnerships’ combined financial statements	$39,048,106	$11,621,602	$7,987,340	$19,439,164

	Total	Series 47	Series 48	Series 49

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$88,232,675	$25,829,698	$17,111,380	$45,291,597

Cumulative distributions from operating limited partnerships	(719,074)	(250,010)	(225,810)	(243,254)

Cumulative impairment loss in investments in operating limited partnerships	(48,362,865)	(14,280,759)	(8,622,973)	(25,459,133)

Cumulative losses from operating limited partnerships	(36,690,230)	(11,298,929)	(8,262,597)	(17,128,704)

Investments in operating limited partnerships per balance sheets	2,460,506	-	-	2,460,506

	Total	Series 47	Series 48	Series 49

The fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 (see note A).	(384,817)	-	-	(384,817)

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(12,018,345)	(3,023,517)	(1,133,931)	(7,860,897)

The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	333,626	-	-	333,626

Cumulative impairment loss in investments in operating limited partnerships	48,362,865	14,280,759	8,622,973	25,459,133

Other	786,272	(4,180)	4,097	786,355

Equity per operating limited partnerships’ combined financial statements	$39,540,107	$11,253,062	$7,493,139	$20,793,906

Schedule Of Summarized Balance Sheets In Operating Partnerships [Table Text Block]
The combined summarized balance sheets of the operating limited partnerships in which Series 47, 48 and 49 hold an interest as of December 31, 2016 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 47	Series 48	Series 49
ASSETS

Buildings and improvements, net of accumulated depreciation	$186,283,548	$59,585,266	$39,693,966	$87,004,316
Land	18,599,345	6,625,243	4,744,800	7,229,302
Other assets	17,655,542	5,864,937	3,410,869	8,379,736

	$222,538,435	$72,075,446	$47,849,635	$102,613,354

LIABILITIES AND PARTNERS’ CAPITAL

Mortgages and construction loans payable	$154,116,087	$51,300,449	$34,627,115	$68,188,523
Accounts payable and accrued expenses	2,937,869	1,007,647	667,519	1,262,703
Other liabilities	16,470,525	3,773,605	2,351,962	10,344,958

	173,524,481	56,081,701	37,646,596	79,796,184
PARTNERS’ CAPITAL
Boston Capital Tax Credit Fund V L.P.	39,048,106	11,621,602	7,987,340	19,439,164
Other partners	9,965,848	4,372,143	2,215,699	3,378,006

	49,013,954	15,993,745	10,203,039	22,817,170

	$222,538,435	$72,075,446	$47,849,635	$102,613,354

The combined summarized balance sheets of the operating limited partnerships in which Series 47, 48 and 49 hold an interest as of December 31, 2015 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 47	Series 48	Series 49
ASSETS

Buildings and improvements, net of accumulated depreciation	$213,273,984	$71,764,322	$51,104,087	$90,405,575
Land	22,528,233	8,589,687	6,709,244	7,229,302
Other assets	23,657,648	8,428,129	5,630,976	9,598,543

	$259,459,865	$88,782,138	$63,444,307	$107,233,420

LIABILITIES AND PARTNERS’ CAPITAL

Mortgages and construction loans payable	$181,729,095	$64,414,239	$46,634,276	$70,680,580
Accounts payable and accrued expenses	2,799,503	1,052,189	595,133	1,152,181
Other liabilities	19,523,176	5,246,347	3,462,124	10,814,705

	204,051,774	70,712,775	50,691,533	82,647,466
PARTNERS’ CAPITAL
Boston Capital Tax Credit Fund V L.P.	39,540,107	11,253,062	7,493,139	20,793,906
Other partners	15,867,984	6,816,301	5,259,635	3,792,048

	55,408,091	18,069,363	12,752,774	24,585,954

	$259,459,865	$88,782,138	$63,444,307	$107,233,420

Schedule Of Summarized Statement Of Operations In Operating Partnerships [Table Text Block]
The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2016 in which Series 47 through Series 49 had an interest as of December 31, 2016 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 47	Series 48	Series 49
Revenue
Rent	$31,951,862	$11,369,161	$6,769,915	$13,812,786
Interest and other	1,918,922	263,681	1,314,502	340,739

	33,870,784	11,632,842	8,084,417	14,153,525
Expenses
Interest	4,766,338	1,476,017	715,567	2,574,754
Depreciation and amortization	7,802,472	2,474,120	1,597,640	3,730,712
Taxes and insurance	4,007,496	1,635,088	794,840	1,577,568
Repairs and maintenance	5,797,945	1,636,286	2,180,074	1,981,585
Operating expenses	12,267,164	4,278,826	2,651,767	5,336,571
Other expenses	1,280,559	512,060	453,401	315,098

	35,921,974	12,012,397	8,393,289	15,516,288

NET INCOME (LOSS)	$(2,051,190)	$(379,555)	$(308,872)	$(1,362,763)

Net income (loss) allocated to Boston Capital Tax Credit Fund V L.P. *	$(2,903,946)	$(833,245)	$(665,198)	$(1,405,503)

Net income (loss) allocated to other partners	$852,756	$453,690	$356,326	$42,740

* Amount includes $833,245, $665,198 and $471,493 for Series 47, Series 48 and Series 49, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2015 in which Series 47 through Series 49 had an interest as of December 31, 2015 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 47	Series 48	Series 49
Revenue
Rent	$35,019,463	$12,936,708	$8,629,304	$13,453,451
Interest and other	944,205	357,483	219,816	366,906

	35,963,668	13,294,191	8,849,120	13,820,357
Expenses
Interest	5,084,931	1,696,490	995,534	2,392,907
Depreciation and amortization	9,108,132	3,067,244	2,132,788	3,908,100
Taxes and insurance	4,468,214	1,899,032	1,020,807	1,548,375
Repairs and maintenance	4,593,064	1,770,488	1,092,987	1,729,589
Operating expenses	12,771,054	4,448,372	3,124,793	5,197,889
Other expenses	1,193,064	511,533	470,279	211,252

	37,218,459	13,393,159	8,837,188	14,988,112

NET INCOME (LOSS)	$(1,254,791)	$(98,968)	$11,932	$(1,167,755)

Net income (loss) allocated to Boston Capital Tax Credit Fund V L.P. *	$(1,332,432)	$(265,914)	$(119,234)	$(947,284)

Net income (loss) allocated to other partners	$77,641	$166,946	$131,166	$(220,471)

* Amount includes $506,472, $233,211 and $244,592 for Series 47, Series 48 and Series 49, respectively, of loss not recognized under the equity method of accounting as described in note A.